Average Annual Total Returns - High Yield Bond Fund	None 1 Year	None 5 Years	None 10 Years	FTSE High-Yield Market Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE High-Yield Market Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE High-Yield Market Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.73%	7.67%	6.00%	6.29%	8.40%	6.49%